Share-Based Compensation (Schedule of Weighted Average Assumptions Used in Valuing Stock Options Granted to Employees) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Stock price volatility	27.00%	34.00%	34.00%
Risk-free interest rate	0.88%	0.82%	1.88%
Expected life (in years)	4 years 11 months 6 days	4 years 10 months 19 days	4 years 11 months 18 days
Dividend rate	0.00%	0.00%	0.00%
Forfeiture rate	4.10%	5.90%	6.10%